TRANSACTIONS WITH RELATED PARTIES	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES

18. TRANSACTIONS WITH RELATED PARTIES

Prior to July 20, 2016, Oaktree provided certain management, advisory and consulting services to us pursuant to a Management Services Agreement that became effective on September 30, 2010. Oaktree is the management company for OCM. Maine Street Holdings, Inc. (“Maine”) also provided certain management, advisory and consulting services to us pursuant to a Management Services Agreement that became effective on September 30, 2010, but the agreement with Maine was terminated on September 30, 2015. Maine is controlled by our minority owners. In consideration for the services provided, we were required to pay a quarterly management fee of $750, in advance, to both Oaktree and Maine. We were also required to reimburse Oaktree and Maine for certain out-of-pocket expenses incurred with respect to the performance of services. With respect to the agreement with Oaktree, we recorded expenses of $172 and $5,214 for 3rd Quarter 2016 and the year to date period ended October 1, 2016, respectively, for fees and out-of-pocket expenses. Similar expenses of $888 and $8,824 were recorded for Oaktree in 3rd Quarter 2015 and the year to date period ended October 3, 2015, respectively. Such expenses recorded for Maine in 3rd Quarter 2015 and the year to date period ended October 3, 2015 were $750 and $2,250, respectively. We include such expenses in selling, general and administrative expenses. We also paid Oaktree an aggregate success fee of $9,000 on July 20, 2016 pursuant to the Management Services Agreement which required payment in an amount equal to three times the annual management fee in the event of consummation of an IPO of our equity securities or equity interests or a sale of all or substantially all of our assets. The Management Services Agreement with Oaktree was terminated effective July 20, 2016 in connection with our IPO.

As discussed in Note 3, on July 20, 2016, we entered into a TRA with our pre-IPO stockholders, including affiliates of Oaktree. Amounts due to Oaktree, our management team and our board members under the TRA are disclosed as related party amounts in the accompanying Condensed Consolidated Balance Sheets.

At October 1, 2016, Oaktree and its affiliates held $41,821 of the carrying value of the 2016 First Lien Term Loan. At January 2, 2016, Oaktree and its affiliates held $31,772 of the carrying value of the 2012 Second Lien Term Loan. Interest accrued and not paid to Oaktree and its affiliates was $10 and $692 as of October 1, 2016 and January 2, 2016, respectively, and is included in accrued interest in the accompanying Condensed Consolidated Balance Sheets. Interest expense recorded with respect to such debt was $510 and $1,971 for 3rd Quarter 2016 and the year to date period ended October 1, 2016, respectively. For 3rd Quarter 2015 and the year to date period ended October 3, 2015, such interest expense was $739 and $2,269, respectively.

Written procedures adopted by the Company and its Audit Committee currently restrict and govern related party transactions. Pursuant to those procedures, related party transactions require review by our general counsel and certain related party transactions require pre-approval by our Audit Committee before such transactions can be binding.

18. TRANSACTIONS WITH RELATED PARTIES

Oaktree Capital Management, L.P. (“Oaktree”), provides certain management, advisory and consulting services to the Company pursuant to a Management Services Agreement effective September 30, 2010. Oaktree is the management company for OCM. Prior to September 30, 2015, Maine Street Holdings, Inc (“Maine”) also provided certain management, advisory and consulting services to the Company pursuant to a Management Services Agreement effective September 30, 2010. Maine is controlled by the Company’s minority owners. In consideration for the services provided, the Company was required to pay a quarterly management fee of $750, in advance, to both Oaktree and Maine. The Company was also required to reimburse Oaktree and Maine for certain out-of-pocket expenses incurred with respect to the performance of services. The Company recorded $11,566 and $2,250 in combined fees and expenses to Oaktree and Maine, respectively, in fiscal 2015, $13,111 and $3,000 in combined fees and expenses to Oaktree and Maine, respectively, in fiscal 2014, and $3,576 and $3,000 in combined fees and expenses to Oaktree and Maine, respectively, in fiscal 2013, all of these combined fees and expenses are included in Selling, general and administrative expenses. Under the Management Services Agreement, in the event of consummation of an initial registered public offering of the equity securities or equity interests of the Company or a sale of all or substantially all of the assets of the Company, the Company will pay Oaktree an aggregate success fee in an amount equal to three times the annual management fee. The Company is not required to make any further payments to Maine.

Oaktree and its affiliates are holders of the Second Lien Term Loan. At both January 2, 2016 and January 3, 2015, Oaktree and its affiliates held $31,772 and $31,644 of the carrying value of the Second Term Loan. Interest accrued to Oaktree and its affiliates was $692 and $726 as of January 2, 2016 and January 3, 2015, respectively, and is included in Accrued interest in the accompanying Consolidated Balance Sheets. The Company recorded Interest expense of $3,074, $3,133 and $2,882 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively, on debt held by Oaktree and its affiliates.

The Company and its Audit Committee have adopted written procedures which restrict and govern related party transactions. Pursuant to those procedures, any related party transaction that would be required to be reported in this report must first be presented to and approved by the Company’s Chief Executive Officer and Chief Financial Officer, and if the transaction is material, also by the Audit Committee before the Company makes a binding commitment to the related party.